Retirement Employee Benefits - Summary of Movements in Present Value of Defined Obligation (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Opening defined benefit obligation	$ 120,606	$ 112,980	$ 92,575
Plan modifications	956
Current service cost	13,152	12,775	9,459
Interest cost	12,048	8,907	8,344
Actuarial gains	(115)	(3,359)
Cost per service passed for modification or reduction		(10,858)
New measurement (gains) / losses:
Actuarial losses resulting from changes in financial and demographic assumptions	1,404	161	2,602
Benefits paid	(3,308)
Ending defined benefit obligation	$ 144,743	$ 120,606	$ 112,980